Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000070760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,550		$ 10,181	$ 10,183	$ 10,210	$ 10,957	$ 11,195	$ 11,529	$ 10,582	$ 10,654	$ 11,309	$ 11,152
C000024703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Accumulated Value	9,900		10,554	10,531	10,543	11,297	11,524	11,862	10,861	10,918	11,572	11,406
C000219236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,665	10,667	10,695	11,477	11,734	12,124	11,146	11,250	11,972	11,848
C000024704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,550		10,207	10,219	10,270	11,077	11,321	11,729	10,716	10,840	11,448	11,321
C000219237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,685	10,698	10,752	11,596	11,859	12,314	11,277	11,421	12,090	11,983
C000034361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,550		10,423	10,492	10,776	11,720	11,629	12,698	11,353	11,296	12,388	12,177
C000034363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,847	10,838	11,036	11,915	11,748	12,720	11,287	11,148	12,225	12,017
C000034364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Accumulated Value	9,900		10,807	10,879	11,173	12,152	12,057	13,152	11,772	11,715	12,851	12,637
C000130166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,945	11,046	11,374	12,402	12,337	13,492	12,090	12,077	13,267	13,077
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,703.164	10,801.14397	10,866.75228	11,764.76004	12,135.78646	12,553.39343	11,538.99137	11,745.32008	12,479.53413	12,534.70365
S And P Municipal Bond OH [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond OH
Accumulated Value	10,000		10,877.692	11,001.29848	11,159.48725	12,043.50165	12,698.02502	13,129.18646	12,024.5466	12,191.55192	12,959.40634	12,977.87868
Morningstar Municipal Ohio Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal Ohio Funds Average
Accumulated Value	10,000		10,624.108	10,601.32566	10,539.70652	11,368.45418	11,699.16706	12,042.56335	10,946.84784	11,041.92888	11,749.43716	11,610.53414
S And P Municipal Bond Pennsylvania Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Accumulated Value	10,000		10,664.056	10,790.14673	10,876.09996	11,834.15168	12,208.23987	12,666.221	11,619.2261	11,795.10517	12,546.11602	12,628.21028
Morningstar Muni Pennsylvania Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Pennsylvania Funds Average
Accumulated Value	10,000		10,637.523	10,669.87171	10,749.2022	11,614.35712	11,835.61759	12,347.76725	11,180.42786	11,245.32465	12,010.96933	11,877.95144
S And P Municipal Bond 10 AAA And AA 15 A 25 BBB 50 High Yield All 3 Year Plus Sub Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index
Accumulated Value	10,000		11,131.55246	11,363.3609	11,903.58964	13,042.52624	13,312.57745	14,523.05691	13,059.15359	13,239.0717	14,503.81888	14,396.40943
Morningstar High Yield Muni Funds Average Category [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Muni Funds Average Category
Accumulated Value	$ 10,000		$ 10,965.125	$ 11,068.5985	$ 11,433.23023	$ 12,391.54301	$ 12,410.38931	$ 13,546.11492	$ 12,041.37996	$ 11,964.64386	$ 13,137.18135	$ 12,811.41341